Financial Instruments and Hedging Activities - Schedule of Fair Value of Interest Rate Swaps (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD [Member] Interest Rate Swap A [Member] USD ($)	Dec. 31, 2014 USD [Member] Interest Rate Swap B [Member] USD ($)	Dec. 31, 2014 USD [Member] Interest Rate Swap 3 [Member] USD ($)	Dec. 31, 2014 EUR [Member] Interest Rate Swap 1 [Member] USD ($)	Dec. 31, 2014 EUR [Member] Interest Rate Swap 1 [Member] EUR (€)	Dec. 31, 2014 EUR [Member] Interest Rate Swap 2 [Member] USD ($)	Dec. 31, 2014 EUR [Member] Interest Rate Swap 2 [Member] EUR (€)	Dec. 31, 2014 EUR [Member] Interest Rate Swap 4 [Member] USD ($)	Dec. 31, 2014 EUR [Member] Interest Rate Swap 4 [Member] EUR (€)
Derivative [Line Items]
Notional debt amount (millions)	$ 99.4	$ 39.7	$ 225.0	$ 202.0	€ 202.0	$ 12.2	€ 12.2	$ 1.8	€ 1.8
Floating rate	LIBOR 3M	LIBOR 3M	LIBOR 3M	EURIBOR 3M	EURIBOR 3M	EURIBOR 3M	EURIBOR 3M	EURIBOR 3M	EURIBOR 3M
Fixed rate	2.99%	2.80%	1.63%	1.67%	1.67%	1.88%	1.88%	0.67%	0.67%